Cover	Mar. 10, 2026
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	Blue Water Acquisition Corp. IV
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Central Index Key	0002082847
Amendment Flag	true
Entity Ex Transition Period	false
Amendment Description	AMENDMENT NO. 2